SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of detailed information about entity reportable segments [Table Text Block]
Year Ended December 31, 2023 and 2022		Revenue	Cost of sales	Depletion, depreciation, and amortization	Mine operating earnings (loss)	Capital expenditures
Mexico
San Dimas	2023	$242,958	$173,987	$50,327	$18,644	$49,657
	2022	228,701	141,274	47,613	39,814	47,363
Santa Elena(3)	2023	224,356	117,191	39,950	67,215	49,062
	2022	190,189	106,788	26,819	56,582	47,714
La Encantada	2023	64,118	56,443	12,186	(4,511)	8,608
	2022	67,721	46,126	8,861	12,734	10,225
Non-producing Properties	2023	-	-	291	(291)	637
	2022	-	-	397	(397)	869
United States
Jerritt Canyon (2)(3)	2023	40,521	74,682	18,891	(53,052)	28,113
	2022	130,219	173,341	49,229	(92,351)	94,776
Others(1)	2023	8,889	5,875	3,019	(5)	4,892
	2022	11,706	6,747	2,863	2,096	28,530
Intercompany elimination	2023	(7,041)	(4,683)	-	(2,358)	-
	2022	(4,315)	(2,589)	-	(1,726)	-
Consolidated	2023	$573,801	$423,495	$124,664	$25,642	$140,970
	2022	$624,221	$471,687	$135,782	$16,752	$229,477

(1) The "Others" segment includes revenues of $8.9 million (2022 - $11.6 million) from coins and bullion sales of 290,432 silver ounces (2022 - 444,576) at an average price of $26.60 per ounce (2022 - $26.20).
(2) Cost of Sales for Jerritt Canyon is inclusive of one time standby costs (Note 6).
(3) Santa Elena and Jerritt Canyon have incurred mine holding costs related to care and maintenance and temporary suspension activities (Note 8).

		Mining Interests		Property, plant and equipment	Total mining assets	Total assets	Total liabilities
At December 31, 2023 and 2022		Producing	Exploration
Mexico
San Dimas	2023	$227,942	$24,696	$97,112	$349,750	$581,639	$89,280
	2022	211,658	38,831	94,377	344,866	489,970	76,835
Santa Elena	2023	123,123	50,483	98,513	272,119	363,460	98,100
	2022	110,094	41,731	99,979	251,804	295,489	79,295
La Encantada	2023	22,181	4,461	30,015	56,657	112,310	26,702
	2022	23,496	4,935	24,422	52,853	106,008	30,601
Non-producing Properties	2023	62,566	14,404	17,611	94,581	141,841	17,794
	2022	62,414	13,781	18,195	94,390	206,796	33,391
United States
Jerritt Canyon	2023	350,504	82,645	133,971	567,120	600,101	150,958
	2022	425,158	93,680	166,778	685,616	756,062	226,814
Others	2023	-	35,830	29,072	64,902	177,004	235,401
	2022	-	35,346	47,584	82,930	255,684	251,775
Consolidated	2023	$786,316	$212,519	$406,294	$1,405,129	$1,976,355	$618,235
	2022	$832,820	$228,304	$451,335	$1,512,459	$2,110,009	$698,711